Credit Risk - Economic uncertainty adjustments and Other adjustments (Narrative) (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Loans and advances at amortised cost including debt securities
Disclosure of financial assets [line items]
Financial assets	£ (417,764)	£ (414,483)
Impairment allowance
Disclosure of financial assets [line items]
Financial assets	5,395	5,532
Impairment allowance | Loans and advances at amortised cost including debt securities
Disclosure of financial assets [line items]
Financial assets	4,970	5,093
Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	180	187
Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	3,108	3,307
Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Financial assets	1,203	1,166
Impairment allowance | Retail other
Disclosure of financial assets [line items]
Financial assets	455	410
Impairment allowance | Post-model adjustment
Disclosure of financial assets [line items]
Financial assets	87
Impairment allowance | Post-model adjustment, net of significant risk transfer
Disclosure of financial assets [line items]
Financial assets	70
Impairment allowance | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Financial assets	154	78
Impairment allowance | Economic uncertainty adjustments | Loans and advances at amortised cost including debt securities
Disclosure of financial assets [line items]
Financial assets	154	78
Impairment allowance | Economic uncertainty adjustments | Loans and advances
Disclosure of financial assets [line items]
Financial assets	153	78
Impairment allowance | Economic uncertainty adjustments | Loans and advances | Cross default risk
Disclosure of financial assets [line items]
Financial assets	128	53
Impairment allowance | Economic uncertainty adjustments | Loans and advances | Model uncertainty risk
Disclosure of financial assets [line items]
Financial assets	25	25
Impairment allowance | Economic uncertainty adjustments | Retail mortgages | Model uncertainty risk
Disclosure of financial assets [line items]
Financial assets	25	25
Impairment allowance | Economic uncertainty adjustments | Corporate loans
Disclosure of financial assets [line items]
Financial assets	87
Impairment allowance | Economic uncertainty adjustments | Debt securities at amortised cost
Disclosure of financial assets [line items]
Financial assets	1	0
Impairment allowance | Other adjustments
Disclosure of financial assets [line items]
Financial assets	14	150
Impairment allowance | Other adjustments | Loans and advances
Disclosure of financial assets [line items]
Financial assets	14	157
Impairment allowance | Other adjustments | Debt securities at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	(7)
Impairment allowance | UK | Economic uncertainty adjustments | Loans and advances
Disclosure of financial assets [line items]
Financial assets	79	78
Impairment allowance | UK | Economic uncertainty adjustments | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	36	36
Impairment allowance | UK | Economic uncertainty adjustments | Retail mortgages | Cross default risk
Disclosure of financial assets [line items]
Financial assets	11	11
Impairment allowance | UK | Economic uncertainty adjustments | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	0	0
Impairment allowance | UK | Economic uncertainty adjustments | Corporate loans
Disclosure of financial assets [line items]
Financial assets	43	42
Impairment allowance | UK | Economic uncertainty adjustments | Corporate loans | Cross default risk
Disclosure of financial assets [line items]
Financial assets	43	42
Impairment allowance | UK | Economic uncertainty adjustments | Retail other
Disclosure of financial assets [line items]
Financial assets	0	0
Impairment allowance | UK | Other adjustments | Loans and advances
Disclosure of financial assets [line items]
Financial assets	69	178
Impairment allowance | UK | Other adjustments | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	72	71
Impairment allowance | UK | Other adjustments | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	(127)	(22)
Impairment allowance | UK | Other adjustments | Corporate loans
Disclosure of financial assets [line items]
Financial assets	40	39
Impairment allowance | UK | Other adjustments | Retail other
Disclosure of financial assets [line items]
Financial assets	84	90
Impairment allowance | Rest of the world | Economic uncertainty adjustments | Loans and advances
Disclosure of financial assets [line items]
Financial assets	74	0
Impairment allowance | Rest of the world | Economic uncertainty adjustments | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	0	0
Impairment allowance | Rest of the world | Economic uncertainty adjustments | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	30	0
Impairment allowance | Rest of the world | Economic uncertainty adjustments | Retail credit cards | Cross default risk
Disclosure of financial assets [line items]
Financial assets	30	0
Impairment allowance | Rest of the world | Economic uncertainty adjustments | Corporate loans
Disclosure of financial assets [line items]
Financial assets	44	0
Impairment allowance | Rest of the world | Economic uncertainty adjustments | Corporate loans | Cross default risk
Disclosure of financial assets [line items]
Financial assets	44	0
Impairment allowance | Rest of the world | Economic uncertainty adjustments | Retail other
Disclosure of financial assets [line items]
Financial assets	0	0
Impairment allowance | Rest of the world | Other adjustments | Loans and advances
Disclosure of financial assets [line items]
Financial assets	(55)	(21)
Impairment allowance | Rest of the world | Other adjustments | Retail mortgages
Disclosure of financial assets [line items]
Financial assets	0	0
Impairment allowance | Rest of the world | Other adjustments | Retail credit cards
Disclosure of financial assets [line items]
Financial assets	0	(23)
Impairment allowance | Rest of the world | Other adjustments | Corporate loans
Disclosure of financial assets [line items]
Financial assets	(55)	(2)
Impairment allowance | Rest of the world | Other adjustments | Retail other
Disclosure of financial assets [line items]
Financial assets	£ 0	£ 4